Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Mar. 31, 2016	Mar. 31, 2026	Mar. 31, 2017	Mar. 31, 2018	Mar. 31, 2019	Mar. 31, 2020	Mar. 31, 2021	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2026
C000006083 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R Shares
Accumulated Value	$ 10,000		$ 12,197	$ 13,174	$ 13,988	$ 12,589	$ 19,793	$ 19,993	$ 18,320	$ 22,451	$ 21,607	$ 26,560
C000199765 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class K Shares
Accumulated Value	10,000		12,272	13,329	14,210	12,856	20,333	20,640	19,024	23,443	22,693	28,032
C000006081 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Investor C Shares (with sales charge)
Accumulated Value	10,000.01		12,133.26	13,042.66	13,771.3	12,332.49	19,301.93	19,382.14	17,680.85	21,553.89	20,801.28	25,622.86
C000006079 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Investor A Shares (with sales charge)
Accumulated Value	9,475		11,593.52	12,559.89	13,361.95	12,054.01	19,008.88	19,237.21	17,678.96	21,718.59	20,960.22	25,818.69
C000006082 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Shares
Accumulated Value	10,000		12,272	13,329	14,213	12,849	20,315	20,611	18,991	23,388	22,624	27,935
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
Accumulated Value	10,000		11,807	13,438	14,616	13,282	21,587	24,161	22,088	28,558	30,620	36,157
Russell 2500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2500® Index
Accumulated Value	$ 10,000		$ 12,153	$ 13,649	$ 14,261	$ 11,056	$ 20,941	$ 21,012	$ 18,829	$ 22,865	$ 22,154	$ 27,348